Shareholders' equity - Private Placement (Details) - Private Placement - USD ($)	Jun. 11, 2021	Jun. 10, 2021	Jun. 10, 2021
Shareholders' equity
Number of shares agreed to purchase under the agreement		4,000,000	4,000,000
Price per share		$ 4.50	$ 4.50
Gross proceeds received	$ 18,000,000
Placement agents fee	900,000
Other offering expenses	$ 60,000